UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Aggressive Growth Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	14	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Genentech, Inc.	3.7
Biogen Idec, Inc.	3.3
Elan Corp. PLC sponsored ADR	3.2
Biomet, Inc.	1.9
Cisco Systems, Inc.	1.8
13.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Health Care	36.9
Information Technology	25.1
Consumer Discretionary	16.3
Industrials	7.6
Energy	4.1
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	98.3%
Short-Term Investments and Net Other Assets	1.7%
* Foreign investments	7.1%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.4%
Gentex Corp.	700	$ 27,776
Johnson Controls, Inc.	200	10,676
		38,452
Hotels, Restaurants & Leisure - 4.0%
Brinker International, Inc. (a)	980	33,438
California Pizza Kitchen, Inc. (a)	530	10,155
Harrah's Entertainment, Inc.	280	15,148
Hilton Hotels Corp.	1,600	29,856
International Game Technology	650	25,090
Krispy Kreme Doughnuts, Inc. (a)	500	9,545
Mandalay Resort Group	160	10,982
Marriott International, Inc. Class A	470	23,444
Outback Steakhouse, Inc.	470	19,439
Royal Caribbean Cruises Ltd.	400	17,364
Starbucks Corp. (a)	1,240	53,915
Station Casinos, Inc.	500	24,200
Sunterra Corp. (a)	300	3,780
The Cheesecake Factory, Inc. (a)	430	17,110
Wendy's International, Inc.	800	27,872
Yum! Brands, Inc.	2,440	90,817
		412,155
Household Durables - 1.3%
Black & Decker Corp.	660	41,006
Fortune Brands, Inc.	500	37,715
Harman International Industries, Inc.	460	41,860
Mohawk Industries, Inc. (a)	240	17,599
		138,180
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	2,200	119,680
eDiets.com, Inc. (a)	100	287
Overstock.com, Inc. (a)	300	11,724
		131,691
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,200	89,760
Mattel, Inc.	500	9,125
Polaris Industries, Inc.	200	9,600
		108,485
Media - 2.1%
E.W. Scripps Co. Class A	520	54,600
Entercom Communications Corp. Class A (a)	220	8,206
Getty Images, Inc. (a)	370	22,200
Lamar Advertising Co. Class A (a)	300	13,005
NTL, Inc. (a)	440	25,353
Pixar (a)	400	27,804
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	100	1,161
Radio One, Inc. Class D (non-vtg.) (a)	300	4,803

	Shares	Value (Note 1)
The New York Times Co. Class A	500	$ 22,355
Univision Communications, Inc. Class A (a)	700	22,351
Westwood One, Inc. (a)	650	15,470
		217,308
Multiline Retail - 0.9%
99 Cents Only Stores (a)	100	1,525
Big Lots, Inc. (a)	860	12,436
Dollar General Corp.	600	11,736
Dollar Tree Stores, Inc. (a)	830	22,767
Family Dollar Stores, Inc.	650	19,773
Nordstrom, Inc.	600	25,566
		93,803
Specialty Retail - 4.5%
Abercrombie & Fitch Co. Class A	600	23,250
AutoZone, Inc. (a)	190	15,219
Bed Bath & Beyond, Inc. (a)	1,000	38,450
Chico's FAS, Inc. (a)	1,100	49,676
Christopher & Banks Corp.	980	17,356
Circuit City Stores, Inc.	400	5,180
Foot Locker, Inc.	400	9,736
Hot Topic, Inc. (a)	140	2,869
Jo-Ann Stores, Inc. (a)	200	5,880
Kirkland's, Inc. (a)	300	3,579
Michaels Stores, Inc.	670	36,850
PETsMART, Inc.	1,590	51,596
Pier 1 Imports, Inc.	300	5,307
Ross Stores, Inc.	2,560	68,506
Select Comfort Corp. (a)	1,900	53,960
Staples, Inc.	540	15,827
TJX Companies, Inc.	960	23,174
Weight Watchers International, Inc. (a)	600	23,484
Williams-Sonoma, Inc. (a)	680	22,413
		472,312
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,690	76,371
Kenneth Cole Productions, Inc. Class A	140	4,798
NIKE, Inc. Class B	70	5,303
		86,472
TOTAL CONSUMER DISCRETIONARY		1,698,858
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.9%
CVS Corp.	1,210	50,844
Whole Foods Market, Inc.	450	42,953
		93,797
Food Products - 1.1%
Del Monte Foods Co. (a)	3,800	38,608
Hershey Foods Corp.	1,000	46,270
McCormick & Co., Inc. (non-vtg.)	500	17,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	200	$ 5,880
Wm. Wrigley Jr. Co.	30	1,892
		109,650
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500	24,390
TOTAL CONSUMER STAPLES		227,837
ENERGY - 4.1%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	2,000	75,300
BJ Services Co. (a)	30	1,375
Cooper Cameron Corp. (a)	920	44,804
ENSCO International, Inc.	520	15,132
Halliburton Co.	200	6,052
Nabors Industries Ltd. (a)	290	13,114
Noble Corp. (a)	460	17,429
Patterson-UTI Energy, Inc.	790	26,394
Smith International, Inc. (a)	920	51,299
Weatherford International Ltd. (a)	1,330	59,823
		310,722
Oil & Gas - 1.1%
EOG Resources, Inc.	360	21,496
Pioneer Natural Resources Co.	1,310	45,955
Teekay Shipping Corp.	900	33,642
XTO Energy, Inc.	500	14,895
		115,988
TOTAL ENERGY		426,710
FINANCIALS - 3.1%
Capital Markets - 1.7%
Ameritrade Holding Corp. (a)	1,800	20,430
E*TRADE Financial Corp. (a)	1,900	21,185
Eaton Vance Corp. (non-vtg.)	770	29,422
Federated Investors, Inc. Class B (non-vtg.)	470	14,260
Investors Financial Services Corp.	100	4,358
Legg Mason, Inc.	500	45,505
SEI Investments Co.	300	8,712
T. Rowe Price Group, Inc.	360	18,144
Waddell & Reed Financial, Inc. Class A	530	11,718
		173,734
Commercial Banks - 0.7%
East West Bancorp, Inc.	1,000	30,700
North Fork Bancorp, Inc., New York	360	13,698
Sumitomo Mitsui Financial Group, Inc.	2	13,911
Synovus Financial Corp.	830	21,016
		79,325

	Shares	Value (Note 1)
Real Estate - 0.0%
Catellus Development Corp.	12	$ 296
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.	300	22,758
New York Community Bancorp, Inc.	1,220	23,949
Radian Group, Inc.	400	19,160
The PMI Group, Inc.	100	4,352
		70,219
TOTAL FINANCIALS		323,574
HEALTH CARE - 36.9%
Biotechnology - 14.3%
Affymetrix, Inc. (a)	400	13,092
Alkermes, Inc. (a)	200	2,720
Amylin Pharmaceuticals, Inc. (a)	800	18,240
Biogen Idec, Inc. (a)	5,500	347,875
Celgene Corp. (a)	820	46,953
Cephalon, Inc. (a)	400	21,600
Charles River Laboratories International, Inc. (a)	600	29,322
Dendreon Corp. (a)	400	4,900
Dyax Corp. (a)	1,000	11,750
Enzon Pharmaceuticals, Inc. (a)	600	7,656
Genentech, Inc. (a)	6,860	385,522
Genzyme Corp. - General Division (a)	70	3,313
Gilead Sciences, Inc. (a)	500	33,500
Harvard Bioscience, Inc. (a)	600	2,688
ICOS Corp. (a)	200	5,968
ImClone Systems, Inc. (a)	2,100	180,159
Invitrogen Corp. (a)	200	14,398
Ligand Pharmaceuticals, Inc. Class B (a)	800	13,904
Medarex, Inc. (a)	3,500	25,515
MedImmune, Inc. (a)	2,100	49,140
Millennium Pharmaceuticals, Inc. (a)	8,500	117,300
Neurocrine Biosciences, Inc. (a)	50	2,593
ONYX Pharmaceuticals, Inc. (a)	200	8,472
OSI Pharmaceuticals, Inc. (a)	100	7,044
Pharmion Corp.	800	39,136
Protein Design Labs, Inc. (a)	4,800	91,824
Trimeris, Inc. (a)	300	4,329
		1,488,913
Health Care Equipment & Supplies - 7.9%
Alcon, Inc.	800	62,920
Arthrocare Corp. (a)	400	11,632
Bausch & Lomb, Inc.	200	13,014
Baxter International, Inc.	2,800	96,628
Beckman Coulter, Inc.	300	18,300
Biomet, Inc.	4,520	200,869
Boston Scientific Corp. (a)	2,100	89,880
C.R. Bard, Inc.	1,200	67,980
Cyberonics, Inc. (a)	100	3,336
Cytyc Corp. (a)	500	12,685
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	375	$ 19,538
Edwards Lifesciences Corp. (a)	800	27,880
Given Imaging Ltd. (a)	300	10,623
Inverness Medical Innovations, Inc. (a)	300	6,570
ResMed, Inc. (a)	900	45,864
Steris Corp. (a)	100	2,256
Zimmer Holdings, Inc. (a)	1,480	130,536
		820,511
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	210	12,554
Andrx Corp. (a)	400	11,172
Apria Healthcare Group, Inc. (a)	500	14,350
Cardinal Health, Inc.	300	21,015
Caremark Rx, Inc. (a)	4,180	137,689
Cerner Corp. (a)	200	8,916
Community Health Systems, Inc. (a)	1,340	35,872
Covance, Inc. (a)	800	30,864
Coventry Health Care, Inc. (a)	1,325	64,793
DaVita, Inc. (a)	150	4,625
Health Management Associates, Inc. Class A	2,500	56,050
Henry Schein, Inc. (a)	300	18,942
Humana, Inc. (a)	400	6,760
Inveresk Research Group, Inc. (a)	1,600	49,344
Laboratory Corp. of America Holdings (a)	380	15,086
Lincare Holdings, Inc. (a)	580	19,059
McKesson Corp.	460	15,792
Medco Health Solutions, Inc. (a)	19	713
PacifiCare Health Systems, Inc. (a)	100	3,866
Patterson Dental Co. (a)	160	12,238
Quest Diagnostics, Inc.	280	23,786
Renal Care Group, Inc. (a)	750	24,848
Specialty Laboratories, Inc. (a)	200	1,792
Tenet Healthcare Corp. (a)	1,500	20,115
Triad Hospitals, Inc. (a)	460	17,126
UnitedHealth Group, Inc.	510	31,748
Universal Health Services, Inc. Class B	600	27,534
		686,649
Pharmaceuticals - 8.1%
aaiPharma, Inc. (a)	200	1,084
Allergan, Inc.	680	60,874
Barr Pharmaceuticals, Inc. (a)	1,025	34,543
Elan Corp. PLC sponsored ADR (a)	13,500	333,990
Endo Pharmaceuticals Holdings, Inc. (a)	900	21,105
Eon Labs, Inc. (a)	400	16,372
Guilford Pharmaceuticals, Inc. (a)	2,400	11,400
Impax Laboratories, Inc. (a)	3,100	60,078
IVAX Corp. (a)	2,100	50,379
MGI Pharma, Inc. (a)	1,800	48,618

	Shares	Value (Note 1)
Mylan Laboratories, Inc.	1,075	$ 21,769
Par Pharmaceutical Companies, Inc. (a)	260	9,155
Salix Pharmaceuticals Ltd. (a)	200	6,590
Schering-Plough Corp.	1,700	31,416
Sepracor, Inc. (a)	2,500	132,250
UCB SA	54	2,521
Watson Pharmaceuticals, Inc. (a)	200	5,380
		847,524
TOTAL HEALTH CARE		3,843,597
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.7%
EADS NV	1,200	33,485
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	800	22,872
KVH Industries, Inc. (a)	100	1,273
Precision Castparts Corp.	100	5,469
Rockwell Collins, Inc.	400	13,328
		76,427
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	200	9,882
Airlines - 0.3%
Southwest Airlines Co.	2,000	33,540
Building Products - 0.6%
American Standard Companies, Inc. (a)	1,360	54,822
Trex Co., Inc. (a)	100	3,775
		58,597
Commercial Services & Supplies - 3.4%
Avery Dennison Corp.	630	40,326
Career Education Corp. (a)	500	22,780
ChoicePoint, Inc. (a)	200	9,132
Cintas Corp.	1,070	51,007
Corinthian Colleges, Inc. (a)	500	12,370
Education Management Corp. (a)	420	13,801
Equifax, Inc.	870	21,533
H&R Block, Inc.	740	35,283
Herman Miller, Inc.	560	16,206
HNI Corp.	200	8,466
Manpower, Inc.	70	3,554
Pitney Bowes, Inc.	760	33,630
Robert Half International, Inc.	2,900	86,333
		354,421
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	300	8,400
Granite Construction, Inc.	430	7,839
MasTec, Inc. (a)	200	1,086
		17,325
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	300	11,253
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	270	$ 24,303
Tyco International Ltd.	1,220	40,431
		64,734
Machinery - 0.7%
AGCO Corp. (a)	540	11,000
Astec Industries, Inc. (a)	800	15,064
Dover Corp.	100	4,210
ITT Industries, Inc.	460	38,180
Pall Corp.	200	5,238
SPX Corp.	100	4,644
		78,336
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	200	7,014
CSX Corp.	200	6,554
Norfolk Southern Corp.	300	7,956
Union Pacific Corp.	100	5,945
		27,469
Trading Companies & Distributors - 0.6%
Fastenal Co.	1,040	59,103
TOTAL INDUSTRIALS		791,087
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 7.0%
Advanced Fibre Communications, Inc. (a)	300	6,060
Alcatel SA sponsored ADR (a)	2,600	40,274
Andrew Corp. (a)	500	10,005
Arris Group, Inc. (a)	100	594
AudioCodes Ltd. (a)	1,730	20,725
Avocent Corp. (a)	280	10,287
Brocade Communications Systems, Inc. (a)	1,110	6,638
CIENA Corp. (a)	2,500	9,300
Cisco Systems, Inc. (a)	7,800	184,860
Corning, Inc. (a)	4,300	56,158
Enterasys Networks, Inc. (a)	3,320	7,005
Extreme Networks, Inc. (a)	400	2,208
Finisar Corp. (a)	6,600	13,068
InterDigital Communication Corp. (a)	300	5,643
JDS Uniphase Corp. (a)	2,400	9,096
Juniper Networks, Inc. (a)	2,700	66,339
Marconi Corp. PLC (a)	3,230	40,167
Motorola, Inc.	300	5,475
Polycom, Inc. (a)	280	6,275
Powerwave Technologies, Inc. (a)	2,500	19,250
QUALCOMM, Inc.	1,600	116,768
Redback Networks, Inc. (a)	2,500	16,025
SafeNet, Inc. (a)	2,000	55,360

	Shares	Value (Note 1)
Sycamore Networks, Inc. (a)	900	$ 3,807
Tellabs, Inc. (a)	1,300	11,362
		722,749
Computers & Peripherals - 2.8%
Diebold, Inc.	1,760	93,051
Electronics for Imaging, Inc. (a)	815	23,032
Hutchinson Technology, Inc. (a)	100	2,459
Lexmark International, Inc. Class A (a)	1,640	158,309
Maxtor Corp. (a)	900	5,967
Seagate Technology	350	5,051
Western Digital Corp. (a)	800	6,928
		294,797
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	400	10,728
CDW Corp.	350	22,316
Celestica, Inc. (sub. vtg.) (a)	200	4,002
Ingram Micro, Inc. Class A (a)	200	2,894
KEMET Corp. (a)	700	8,554
Sanmina-SCI Corp. (a)	1,000	9,100
Solectron Corp. (a)	5,300	34,291
Symbol Technologies, Inc.	1,900	28,006
Waters Corp. (a)	300	14,334
		134,225
Internet Software & Services - 0.7%
Interwoven, Inc. (a)	600	6,060
Retek, Inc. (a)	634	3,893
Sina Corp. (a)	100	3,299
United Online, Inc. (a)	150	2,642
VeriSign, Inc. (a)	300	5,970
Vignette Corp. (a)	4,670	7,752
Yahoo!, Inc. (a)	1,300	47,229
		76,845
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	680	35,999
Anteon International Corp. (a)	100	3,262
BearingPoint, Inc. (a)	400	3,548
Computer Sciences Corp. (a)	100	4,643
DST Systems, Inc. (a)	400	19,236
Fiserv, Inc. (a)	690	26,834
Infosys Technologies Ltd. sponsored ADR	300	27,831
Iron Mountain, Inc. (a)	200	9,652
Paychex, Inc.	250	8,470
SunGard Data Systems, Inc. (a)	1,950	50,700
The BISYS Group, Inc. (a)	400	5,624
		195,799
Office Electronics - 1.3%
Xerox Corp. (a)	1,100	15,950
Zebra Technologies Corp. Class A (a)	1,362	118,494
		134,444
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.5%
Agere Systems, Inc.:
Class A (a)	4,831	$ 11,111
Class B (a)	4,000	8,600
Altera Corp. (a)	1,400	31,108
Conexant Systems, Inc. (a)	4,490	19,442
Cree, Inc. (a)	300	6,984
Integrated Circuit Systems, Inc. (a)	1,400	38,024
Integrated Device Technology, Inc. (a)	1,500	20,760
Intel Corp.	400	11,040
Intersil Corp. Class A	2,400	51,984
KLA-Tencor Corp. (a)	80	3,950
Lam Research Corp. (a)	1,200	32,160
Linear Technology Corp.	600	23,682
Microchip Technology, Inc.	5,750	181,355
Micron Technology, Inc. (a)	840	12,860
National Semiconductor Corp. (a)	1,600	35,184
Novellus Systems, Inc. (a)	900	28,296
NVIDIA Corp. (a)	39	800
Photronics, Inc. (a)	1,900	35,986
PMC-Sierra, Inc. (a)	7,016	100,680
Rambus, Inc. (a)	300	5,331
Silicon Laboratories, Inc. (a)	80	3,708
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	299
United Microelectronics Corp. sponsored ADR (a)	104	448
Varian Semiconductor Equipment Associates, Inc. (a)	300	11,568
		675,360
Software - 3.6%
Adobe Systems, Inc.	1,050	48,825
BEA Systems, Inc. (a)	2,300	18,906
BMC Software, Inc. (a)	460	8,510
Citrix Systems, Inc. (a)	1,150	23,414
Cognos, Inc. (a)	200	7,225
E.piphany, Inc. (a)	1,431	6,912
Electronic Arts, Inc. (a)	1,200	65,460
FileNET Corp. (a)	490	15,469
Jack Henry & Associates, Inc.	240	4,824
Manhattan Associates, Inc. (a)	100	3,088
Mercury Interactive Corp. (a)	1,800	89,694
Parametric Technology Corp. (a)	3,204	16,020
Red Hat, Inc. (a)	600	13,782
Secure Computing Corp. (a)	500	5,825
Siebel Systems, Inc. (a)	4,710	50,303
		378,257
TOTAL INFORMATION TECHNOLOGY		2,612,476

	Shares	Value (Note 1)
MATERIALS - 2.2%
Chemicals - 0.8%
Dow Chemical Co.	400	$ 16,280
Ferro Corp.	500	13,340
International Flavors & Fragrances, Inc.	300	11,220
Olin Corp.	620	10,924
Praxair, Inc.	700	27,937
		79,701
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	660	11,062
Pactiv Corp. (a)	400	9,976
Sealed Air Corp. (a)	830	44,214
		65,252
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	690	22,874
Massey Energy Co.	770	21,722
Metal Management, Inc. (a)	200	3,962
Phelps Dodge Corp.	400	31,004
		79,562
TOTAL MATERIALS		224,515
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR (a)	200	4,172
Qwest Communications International, Inc. (a)	230	826
SBC Communications, Inc.	1,000	24,250
XO Communications, Inc. (a)	400	1,660
		30,908
Wireless Telecommunication Services - 0.5%
Arch Wireless, Inc. Class A (a)	300	8,547
KDDI Corp.	4	23,210
MobilCom AG	483	9,837
Wireless Facilities, Inc. (a)	1,500	14,745
		56,339
TOTAL TELECOMMUNICATION SERVICES		87,247
TOTAL COMMON STOCKS (Cost $8,576,088)		10,235,901
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b) (Cost $153,841)	153,841	$ 153,841
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,729,929)	10,389,742
NET OTHER ASSETS - 0.2%	16,943
NET ASSETS - 100%	$ 10,406,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,393,691 and $5,405,320, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $837 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,635,000 of which $191,000 and $1,444,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $8,729,929) - See accompanying schedule		$ 10,389,742
Receivable for investments sold		358,892
Receivable for fund shares sold		6,605
Dividends receivable		1,817
Interest receivable		148
Prepaid expenses		18
Receivable from investment adviser for expense reductions		4,363
Other receivables		565
Total assets		10,762,150

Liabilities
Payable for investments purchased	$ 325,418
Payable for fund shares redeemed	194
Accrued management fee	5,252
Distribution fees payable	1,765
Other affiliated payables	3,315
Other payables and accrued expenses	19,521
Total liabilities		355,465

Net Assets		$ 10,406,685
Net Assets consist of:
Paid in capital		$ 10,022,148
Accumulated net investment loss		(23,922)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,251,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,659,817
Net Assets		$ 10,406,685
Initial Class: Net Asset Value, offering price and redemption price per share ($1,006,881 ÷ 118,727 shares)		$ 8.48
Service Class: Net Asset Value, offering price and redemption price per share ($1,063,236 ÷ 124,994 shares)		$ 8.51
Service Class 2: Net Asset Value, offering price and redemption price per share ($8,336,568 ÷ 993,062 shares)		$ 8.39

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 16,458
Interest		958
Total income		17,416

Expenses
Management fee	$ 30,081
Transfer agent fees	5,672
Distribution fees	10,065
Accounting fees and expenses	16,501
Non-interested trustees' compensation	22
Custodian fees and expenses	8,568
Audit	8,184
Legal	13
Reports to shareholders	4,519
Miscellaneous	76
Total expenses before reductions	83,701
Expense reductions	(27,497)	56,204
Net investment income (loss)		(38,788)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	434,571
Foreign currency transactions	(7)
Total net realized gain (loss)		434,564
Change in net unrealized appreciation (depreciation) on: Investment securities	279,253
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		279,270
Net gain (loss)		713,834
Net increase (decrease) in net assets resulting from operations		$ 675,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,788)	$ (55,766)
Net realized gain (loss)	434,564	515,336
Change in net unrealized appreciation (depreciation)	279,270	1,391,657
Net increase (decrease) in net assets resulting from operations	675,046	1,851,227
Share transactions - net increase (decrease)	924,847	1,557,602
Total increase (decrease) in net assets	1,599,893	3,408,829

Net Assets
Beginning of period	8,806,792	5,397,963
End of period (including accumulated net investment loss of $23,922 and undistributed net investment income of $14,866, respectively)	$ 10,406,685	$ 8,806,792
Other Information:
Share Transactions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	9,007	4,485	204,161
Reinvested	-	-	-
Redeemed	(5,218)	(8,985)	(89,445)
Net increase (decrease)	3,789	(4,500)	114,716

Dollars Sold	$ 73,954	$ 36,675	$ 1,649,981
Reinvested	-	-	-
Redeemed	(42,966)	(72,186)	(720,611)
Net increase (decrease)	$ 30,988	$ (35,511)	$ 929,370

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	11,342	4,373	340,232
Reinvested	-	-	-
Redeemed	(10,321)	(3,096)	(116,001)
Net increase (decrease)	1,021	1,277	224,231

Dollars Sold	$ 73,891	$ 29,803	$ 2,324,950
Reinvested	-	-	-
Redeemed	(66,540)	(19,968)	(784,534)
Net increase (decrease)	$ 7,351	$ 9,835	$ 1,540,416

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 6.05	$ 8.22	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.06)	.03 H	- I
Net realized and unrealized gain (loss)	.60	1.89	(2.11)	(1.82) H	.02
Total from investment operations	.58	1.85	(2.17)	(1.79)	.02
Distributions from net investment income	-	-	-	(.01)	-
Net asset value, end of period	$ 8.48	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Total Return B, C, D	7.34%	30.58%	(26.40)%	(17.89)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.49% A	2.87%	2.51%	3.00%	146.41% A
Expenses net of voluntary waivers, if any	1.00% A	1.26%	1.50%	1.50%	1.50% A
Expenses net of all reductions	.95% A	1.20%	1.35%	1.45%	1.50% A
Net investment income (loss)	(.59)% A	(.62)%	(.85)%	.34% H	5.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,007	$ 907	$ 689	$ 864	$ 301
Portfolio turnover rate	114% A	150%	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 6.07	$ 8.25	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.07)	.02 H	- I
Net realized and unrealized gain (loss)	.62	1.90	(2.11)	(1.78) H	.02
Total from investment operations	.59	1.85	(2.18)	(1.76)	.02
Distributions from net investment income	-	-	-	(.01)	-
Net asset value, end of period	$ 8.51	$ 7.92	$ 6.07	$ 8.25	$ 10.02
Total Return B, C, D	7.45%	30.48%	(26.42)%	(17.59)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.59% A	2.94%	2.56%	3.09%	146.53% A
Expenses net of voluntary waivers, if any	1.10% A	1.36%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.05% A	1.30%	1.45%	1.55%	1.60% A
Net investment income (loss)	(.69)% A	(.72)%	(.96)%	.24% H	5.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,063	$ 1,026	$ 779	$ 1,152	$ 301
Portfolio turnover rate	114% A	150%	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.83	$ 6.01	$ 8.20	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.08)	.01 H	- I
Net realized and unrealized gain (loss)	.59	1.88	(2.11)	(1.82) H	.02
Total from investment operations	.56	1.82	(2.19)	(1.81)	.02
Distributions from net investment income	-	-	-	(.01)	-
Net asset value, end of period	$ 8.39	$ 7.83	$ 6.01	$ 8.20	$ 10.02
Total Return B, C, D	7.15%	30.28%	(26.71)%	(18.08)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A	3.14%	2.74%	3.23%	146.63% A
Expenses net of voluntary waivers, if any	1.25% A	1.51%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.21% A	1.45%	1.60%	1.70%	1.75% A
Net investment income (loss)	(.85)% A	(.87)%	(1.11)%	.09% H	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,337	$ 6,873	$ 3,930	$ 4,500	$ 401
Portfolio turnover rate	114% A	150%	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Aggressive Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Aggressive Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,992,988	|
Unrealized depreciation	(370,401)
Net unrealized appreciation (depreciation)	$ 1,622,587
Cost for federal income tax purposes	$ 8,767,155

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 511	|
Service Class 2	9,554
	$ 10,065

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 396	|
Service Class	422
Service Class 2	4,854
	$ 5,672

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Aggressive Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $941 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 2,392
Service Class	1.10%	2,545
Service Class 2	1.25%	20,562
		$ 25,499

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,998 for the period

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 47% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 50% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Aggressive Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0804
1.761771.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Aggressive Growth Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Aggressive Growth Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004